CONDENSED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2020 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive income [Member]	Foreign currency translation adjustment [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2019	$ 426,111	$ 1,395,376		$ 107,774	$ 1,906	$ (20,150)	$ (547,398)	$ (9,072)		$ (7,824)	$ 1,346,723
BALANCE, SHARES at Dec. 31, 2019	106,895
Changes during the period:
Exercise of options and RSUs	$ 1,952	(647)									1,305
Exercise of options and RSUs, shares	454
Employee stock-based compensation				8,338							8,338
Other comprehensive income:
Profit							36,072		$ 36,072	1,433	37,505
Foreign currency translation adjustments						(650)			(650)	526	(124)
Change in employees plan assets and benefit obligations					(130)				(130)		(130)
Unrealized loss on derivatives					(1,473)				(1,473)		(1,473)
Comprehensive income									$ 33,819		33,819
BALANCE at Jun. 30, 2020	$ 428,063	$ 1,394,729		$ 116,112	$ 303	$ (20,800)	$ (511,326)	$ (9,072)		$ (5,865)	$ 1,392,144
BALANCE, SHARES at Jun. 30, 2020	107,349
OUTSTANDING SHARES, NET OF TREASURY STOCK at Jun. 30, 2020	107,262